Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Concentration of Risks [Line Items]
Increase or decrease in annual interest rates	1.00%	1.00%
CNY [Member]
Concentration of Risks [Line Items]
Currency appreciation percentage	4.20%	4.20%	2.80%	2.90%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	50.00%	50.00%	35.00%	35.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	37.00%	37.00%	35.00%	30.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage			19.00%	25.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Revenues Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	18.00%	18.00%	14.00%	27.00%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Cost of Revenues Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	17.00%	17.00%	10.00%	24.00%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Cost of Revenues Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	14.00%	14.00%		15.00%
Interest Rate Risk [Member]
Concentration of Risks [Line Items]
Increase or decrease interest expense	¥ 1,132	$ 162